Restatement of Previously Issued Financial Statements (Tables)	10 Months Ended
Dec. 31, 2020
Prior Period Adjustment [Abstract]
Summary of warrants as components of equity instead of as derivative liabilities
The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of October 6, 2020 (audited)
Warrant Liability	$—	$21,365,881	$21,365,881
Total Liabilities	17,077,632	21,365,881	38,373,513
Ordinary Shares Subject to Possible Redemption	459,543,610	(21,365,881)	438,177,729
Class A Ordinary Shares	205	213	418
Additional Paid-in Capital	5,008,771	777,231	5,786,002
Accumulated Deficit	(10,349)	(777,444)	(787,793)

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$70,284,660	$70,284,660
Total Liabilities	17,831,001	70,284,660	88,115,661
Ordinary Shares Subject to Possible Redemption	487,050,980	(70,284,660)	416,766,320
Class A Ordinary Shares	215	703	918
Additional Paid-in Capital	5,052,250	48,548,790	53,601,040
Accumulated Deficit	(53,732)	(48,549,493)	(48,603,225)

Period from February 19, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(47,727,542)	$(47,727,542)
Allocation of initial public offering expenses to warrant liability	—	(821,951)	(821,951)
Net loss	(53,732)	(48,549,493)	(48,603,225)
Basic and diluted net loss per share, Class B ordinary shares	(0.01)	(4.11)	(4.12)

Cash Flow Statement for the Period from February 19, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(53,732)	$(48,549,493)	$(48,603,225)
Change in fair value of warrant liability	—	47,727,542	47,727,542
Allocation of initial public offering costs to warrant liability	—	821,951	821,951
Initial classification of warrant liability	—	22,557,118	22,557,118
Initial classification of Class A ordinary shares subject to possible redemption	487,094,360	[22,557,118 ]	464,537,242
Change in value of Class A ordinary shares subject to possible redemption	(43,380)	(47,727,542)	(47,770,922)